Secured Term Loan Facilities and Revolving Credit Facilities - Schedule of Annual Principal Payments to Term Loans and Revolving Credit Facilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Maturities of Long-term Debt [Abstract]
Due within one year		$ 66,534	$ 70,600
Due in two years		66,534	128,725
Due in three years		259,053	60,600
Due in four years		193,078	302,461
Due in five years		9,150	113,352
Due in more than five years	[1]	122,593
Total		716,942	675,738
Less: current portion		66,534	70,600
Secured term loan facilities and revolving credit facility, non-current portion	[1]	$ 650,408	$ 605,138

[1]	Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 9 (Variable Interest Entities) to our consolidated financial statements.